Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001514183
Document Type	S-1
Entity Registrant Name	SILO PHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false